Business combinations	12 Months Ended
Dec. 31, 2024
Business combinations
Business combinations

4. Business combinations

On December 17, 2020, the Company acquired 100% of issued and outstanding shares of Marley Drug, a leading specialty pharmacy serving more than 30,000 customers across the United States for cash consideration of $7,781, of which $1,374 was held back and was recorded on the consolidated statements of financial position of the Company as restricted cash with an offsetting liability recorded as a holdback payable to be released in connection with the forgiveness of Marley Drug’s loan under the Paycheck Protection Program (“PPP”) from the United States Small Business Administration (“SBA”) and general representations and warranties one year after the acquisition date. An additional $504 was recorded as a holdback payable and become payable once all state licenses had effectively been transferred to the Company, net of 90-day adjustments to true-up cash and working capital targets for the transaction.

As well, the purchase agreement included contingent consideration of additional payments to the seller based on the achievement of certain future performance targets of Marley Drug. The first contingent consideration (“One-Year-Payment”) is based on a one-year revenue target up to USD$1.7 million based on Marley Drug’s historical revenues. The second contingent consideration (“Earn Out Payments”) is based on certain revenue milestone targets over a two-year period within Marley Drug. The contingent consideration period commences on the successful transfer of all licenses, unless it is triggered early by the seller. The One-Year Payment on the date of acquisition was originally recorded within current portion of contingent consideration on the consolidated statements of financial position with an estimated fair value of $1,922. The Earn Out Payments had been recorded within contingent consideration on the consolidated statements of financial position with an estimated fair value of $51. The fair value of the contingent consideration was estimated using probability weighted scenarios and a discount rate of 12%.

During the year ended December 31, 2022, neither the One Year Payment or the Earn Out Payments targets were met; as a result, management recognized a gain of $346 through other income. At December 31, 2024 and December 31, 2023, the Company does not have any balances recorded pertaining to the short-term and long-term contingent consideration payable balance.